Schedule II - Valuation and Qualifying Accounts (Details) - Summary of Valuation and Qualifying Accounts - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts [Member]
Deducted from asset account:
Balance at beginning of period		$ 172	$ 172	$ 172
Balance at end of period		172	172	172
Reserve For Excess And Obsolete Inventory [Member]
Deducted from asset account:
Balance at beginning of period		3,978	5,887	5,559
Additions charged to costs and expenses		3,010	122	1,317
Deductions	[1]	(297)	(2,031)	(989)
Balance at end of period		$ 6,691	$ 3,978	$ 5,887

[1]	Inventory write-offs to the reserve account.